Property and Equipment, Net (Details) - Schedule of Property and Equipment - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	¥ 185,085	¥ 181,419
Less: accumulated depreciation	(65,277)	(53,455)
Property and equipment, net	119,808	127,964
Buildings [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	119,314	96,819
Leasehold improvement [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	12,504	38,194
Furniture and office equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	22,970	17,722
Electronic Equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	25,433	24,747
Vehicles [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	¥ 4,864	¥ 3,937